Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Discount rate on benefit obligation	2.39%	3.13%	4.14%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Discount rate on benefit obligation	3.13%	4.14%	3.51%
Long-term rate of return on plan assets	4.96%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%